Himax Technologies, Inc. (the Parent Company only)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
Note 25.	Himax Technologies, Inc. (the Parent Company only)

As a holding company, dividends received from Himax Technologies, Inc.’s subsidiaries in Taiwan, if any, will be subjected to withholding tax under ROC law as well as statutory and other legal restrictions.

The condensed separate financial information of Himax Technologies, Inc. is presented as follows:

Condensed Balance Sheets

	December 31,
	2012	2013
	(in thousands)

Cash	$1,075	268
Other current assets	835	912
Investment in non-marketable securities	1,600	5,600
Investments in subsidiaries	627,792	680,841
Total assets	$631,302	687,621

Current liabilities	$176	233
Short-term debt	54,000	86,500
Debt borrowing from a subsidiary	149,183	151,064
Total equity	427,943	449,824
Total liabilities and equity	$631,302	687,621

Himax Technologies, Inc. had no guarantees as of December 31, 2012 and 2013.

Condensed Statements of Income

	Year ended December 31,
	2011	2012	2013
	(in thousands)

Revenues	$-	-	-
Costs and expenses	548	695	(248)
Operating Income (loss)	(548)	(695)	248
Equity in earnings from subsidiaries	13,433	54,929	59,402
Other non-operating loss	(2,179)	(2,637)	1,826
Earnings before income taxes	10,706	51,597	61,476
Income taxes expenses	-	(1)	-
Net Income	$10,706	51,596	61,476

Condensed Statements of Comprehensive Income

	Year Ended December 31,
	2011		2012		2013

Net income	$-	10,706	-	51,596	-	61,476
Other comprehensive income (loss):
Unrealized gains (losses) on securities, not subject to income tax:
Unrealized holding gains (losses) on available-for-sale marketable securities arising during the period	(305)	-	59	-	(12)	-
Reclassification adjustment for realized losses (gains) included in net income	(350)	(655)	(648)	(589)	8	(4)
Foreign currency translation adjustments, not subject to income tax		128		50		161
Net unrecognized actuarial gain (loss), net of tax of $(125), $8 and $(99) in 2011, 2012 and 2013, respectively		(573)		233		(401)
Comprehensive income		$9,606		51,290		61,232

Condensed Statements of Cash Flows

	Year ended December 31,
	2011	2012	2013

	(in thousands)
Cash flows from operating activities:
Net income	$10,706	51,596	61,476
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings from subsidiaries	(13,433)	(54,929)	(59,402)
Changes in operating assets and liabilities:
Other current assets	(790)	311	(77)
Other current liabilities	1,767	1,637	57
Net cash provided by (used in) operating activities	(1,750)	(1,385)	2,054
Net cash used in investing activities	-	-	(4,060)
Cash flows from financing activities:
Distribution of cash dividends	$(21,224)	(10,680)	(42,394)
Proceeds from borrowing of short-term debt	271,200	266,000	295,320
Repayment of short-term debt	(250,000)	(277,200)	(262,820)
Investment returned from subsidiaries	-	56,836	-
Proceeds from issue of RSUs from a subsidiary	1,634	1,306	9,212
Purchase of subsidiary shares from noncontrolling interests	(1,324)	-	-
Proceeds from (repayment of) debt from a subsidiary	6,300	(25,500)	1,881
Acquisitions of ordinary shares for retirement	(4,627)	(8,886)	-
Net cash provided by financing activities	1,959	1,876	1,199
Net increase (decrease) in cash	209	491	(807)
Cash at beginning of year	375	584	1,075
Cash at end of year	$584	1,075	268

Supplemental disclosures of cash flow information:
Interest paid during the year	$353	264	301
Income taxes paid during the year	$-	1	-